Consolidated Statements of Equity - CAD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Warrants [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 90,152	$ 6,504	$ 415	$ (92,754)	$ 4,317
Net loss and comprehensive loss for the year				(27,365)	(27,365)
Issuance of shares in public equity offering	29,456				29,456
Share issuance costs in a public equity offering	(2,499)				(2,499)
Issuance of shares and warrants in private placement
Share and warrant issuance costs in private placement
Deferred share units ("DSU") settled in shares:
Reclassification of units to equity-settled		955			955
Value of services recognized		290			290
Warrants exercised	82		(21)		61
Warrants expired		62	(62)
Employee share options:
Value of services recognized		1,138			1,138
Exercise of options	353	(258)			95
Balance at Dec. 31, 2019	117,544	8,691	332	(120,119)	6,448
Net loss and comprehensive loss for the year				(34,855)	(34,855)
Issuance of shares in public equity offering	40,824				40,824
Share issuance costs in a public equity offering	(2,039)				(2,039)
Issuance of shares and warrants in private placement	21,307		3,775		25,082
Share and warrant issuance costs in private placement	(152)				152
Deferred share units ("DSU") settled in shares:
Redemption of DSU's, net of applicable taxes	184	(189)			(5)
Warrants exercised	3,029		(753)		2,276
Warrants expired		332	(332)
DSUs:
Value of services recognized		537			537
Employee share options:
Value of services recognized		1,005			1,005
Exercise of options	658	(404)			254
Balance at Dec. 31, 2020	$ 181,355	$ 9,972	$ 3,022	$ (154,974)	$ 39,375